Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash paid (received) for
Interest	$ 1,361	$ 1,255
Income taxes	(17)	129
Change in working capital
Accounts receivable and other current assets	(2)	142
Prepaid expenses	(21)	(7)
Inventories	(73)	(1)
Regulatory assets - current portion	93	104
Accounts payable and other current liabilities	115	(390)
Regulatory liabilities - current portion	56	71
Change in working capital	168	(81)
Non-cash financing activity
Common share dividends reinvested	434	408
Non-cash investing and financing activities
Accrued capital expenditures	722	516
Contributions in aid of construction	$ 14	$ 15